Organization and Operations of the Company (Details)	Jun. 30, 2026 fund project GW	Dec. 31, 2025 fund project GW
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of projects | project	220	220
Production capacity (in gigawatt)	2.7	2.8
Production capacity, operational	1.3	1.4
Production capacity, pre-operational	1.4	1.4
Number of funds in renewable energy industry | fund	4	4